SHORT-TERM BORROWINGS (Details Narrative) $ in Millions	Jun. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Guarantor obligation	$ 50
HTL Marketing [Member]
Short-Term Debt [Line Items]
Principal amount for factoring	$ 33
Effective interest rate	6.20%